Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUSTSUPPLEMENT DATED JANUARY 19, 2022 TO THEPROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021 OF:Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
(the “Fund”)Effective immediately, the Fund’s Prospectuses and Statement of Additional Information are revised as noted below.•In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the first sentence of the second paragraph is deleted and replaced with the following:Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of four categories of investments: (i) exchange-traded futures contracts on underlying commodities (“Commodities Futures”); (ii) other instruments whose value is derived from or linked to price movements of underlying physical commodities, represented by exchange-traded futures contracts on commodity indices, commodity-linked notes, exchange-traded options on Commodities Futures, swaps on commodities and commodity-related forward contracts (collectively, these are “Commodity-Linked Instruments”); (iii) exchange-traded products related to or providing exposure to commodities (i.e., commodity-linked equity securities, exchange-traded notes (“ETNs”) and commodity pools), as described further below (collectively, the “Commodity-Related Assets”); and (iv) cash, cash-like instruments or high-quality securities (collectively, “Collateral”).•In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the sixth paragraph is deleted and replaced with the following:The Fund (and the Subsidiary) may invest directly in Commodity-Related Assets. Such investments include the Invesco DB Commodity Index Tracking Fund (the “Commodity Pool”), a commodity pool that seeks to track the performance of the Benchmark. The Fund will limit its investments in the Commodity Pool and other pools so that no single pool represents more than 25% of the Fund’s total assets. In addition, the Fund may invest in ETNs, as well as exchange-traded common stocks of companies that operate in commodities, natural resources and energy businesses, and in associated businesses, including companies that provide services or have exposure to such businesses.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUSTSUPPLEMENT DATED JANUARY 19, 2022 TO THEPROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 26, 2021 OF:Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
(the “Fund”)Effective immediately, the Fund’s Prospectuses and Statement of Additional Information are revised as noted below.•In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the first sentence of the second paragraph is deleted and replaced with the following:Under normal circumstances, the Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in a combination of four categories of investments: (i) exchange-traded futures contracts on underlying commodities (“Commodities Futures”); (ii) other instruments whose value is derived from or linked to price movements of underlying physical commodities, represented by exchange-traded futures contracts on commodity indices, commodity-linked notes, exchange-traded options on Commodities Futures, swaps on commodities and commodity-related forward contracts (collectively, these are “Commodity-Linked Instruments”); (iii) exchange-traded products related to or providing exposure to commodities (i.e., commodity-linked equity securities, exchange-traded notes (“ETNs”) and commodity pools), as described further below (collectively, the “Commodity-Related Assets”); and (iv) cash, cash-like instruments or high-quality securities (collectively, “Collateral”).•In the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Fund’s Statutory Prospectus, the sixth paragraph is deleted and replaced with the following:The Fund (and the Subsidiary) may invest directly in Commodity-Related Assets. Such investments include the Invesco DB Commodity Index Tracking Fund (the “Commodity Pool”), a commodity pool that seeks to track the performance of the Benchmark. The Fund will limit its investments in the Commodity Pool and other pools so that no single pool represents more than 25% of the Fund’s total assets. In addition, the Fund may invest in ETNs, as well as exchange-traded common stocks of companies that operate in commodities, natural resources and energy businesses, and in associated businesses, including companies that provide services or have exposure to such businesses.